Segment Information	3 Months Ended
Mar. 31, 2011
Segment Information
Segment Information

(7) Segment Information

Beginning June 2011, as a result of the disposition of our Digital Business and our decision to sell the New Zealand Business as discussed in Note 10, we changed our reportable segments. The most significant of these changes is that the reportable segment previously referred to as the Worldwide Digital Business is no longer reported separately in our management reporting as the operations associated with the Domain Name Product Line and the Digital Business are reported as discontinued operations.  Also, the intellectual property escrow services business, which we continue to own and operate and was previously reported in the Worldwide Digital Business segment, is now reported as a component of the North American Physical Business segment. Additionally, the International Physical Business segment no longer includes the New Zealand Business as these operations are reported as discontinued operations.

Our operating segments and Corporate are as follows:

•            North American Physical Business—throughout the United States and Canada, the storage of paper documents, as well as all other media such as microfilm and microfiche, master audio and videotapes, film, X-rays and blueprints, including healthcare information services, vital records services, service and courier operations, and the collection, handling and disposal of sensitive documents for corporate customers (“Hard Copy”); the storage and rotation of backup computer media as part of corporate disaster recovery plans, including service and courier operations (“Data Protection”); information destruction services (“Destruction”); the storage, assembly, and detailed reporting of customer marketing literature and delivery to sales offices, trade shows and prospective customers’ sites based on current and prospective customer orders (“Fulfillment”); and intellectual property escrow services that protect and manage source code.

•            Europe—information management services throughout Europe, including Hard Copy, Data Protection and Destruction (in the U.K. and Ireland).

•            Latin America—information management services throughout Mexico, Brazil, Chile, Argentina and Peru, including Hard Copy, Data Protection and Destruction.

•            Asia Pacific—information management services throughout Australia, including Hard Copy, Data Protection and Destruction; and in certain cities in India, Singapore, Hong Kong-SAR and China, including Hard Copy and Data Protection.

•            Corporate—consists of costs related to executive and staff functions, including finance, human resources and information technology, which benefit the enterprise as a whole. These costs are primarily related to the general management of these functions on a corporate level and the design and development of programs, policies and procedures that are then implemented in the individual segments, with each segment bearing its own cost of implementation. Corporate also includes stock-based employee compensation expense associated with all Employee Stock-Based Awards.

The Latin America, Asia Pacific and Europe operating segments have been aggregated given their similar economic characteristics, products, customers and processes and reported as one reportable segment, “International Physical Business.”

An analysis of our business segment information and reconciliation to the consolidated financial statements is as follows:

	North
	American	International
	Physical	Physical		Total
	Business	Business	Corporate	Consolidated
Three Months Ended March 31, 2010
Total Revenues	$548,046	$177,534	$—	$725,580
Depreciation and Amortization	45,580	20,801	9,233	75,614
Depreciation	42,718	17,401	9,177	69,296
Amortization	2,862	3,400	56	6,318
Adjusted OIBDA	225,405	34,247	(44,946)	214,706
Total Assets(1)	4,529,060	1,614,987	594,632	6,738,679
Expenditures for Segment Assets	36,640	40,562	10,733	87,935
Capital Expenditures	33,128	34,570	10,733	78,431
Cash Paid for Acquisitions, Net of Cash acquired	1,970	5,112	—	7,082
Additions to Customer Relationship and Acquisition Costs	1,542	880	—	2,422

Three Months Ended March 31, 2011
Total Revenues	555,298	194,994	—	750,292
Depreciation and Amortization	45,416	26,337	9,326	81,079
Depreciation	42,453	22,389	9,286	74,128
Amortization	2,963	3,948	40	6,951
Adjusted OIBDA	227,975	37,261	(49,554)	215,682
Total Assets(1)	4,303,863	1,822,001	355,080	6,480,944
Expenditures for Segment Assets	36,050	47,873	6,032	89,955
Capital Expenditures	28,785	17,540	6,032	52,357
Cash Paid for Acquisitions, Net of Cash acquired	5,029	29,676	—	34,705
Additions to Customer Relationship and Acquisition Costs	2,236	657	—	2,893

(1)                                  Excludes all intercompany receivables or payables and investment in subsidiary balances.

The accounting policies of the reportable segments are the same as those described in Note 2. Adjusted OIBDA for each segment is defined as operating income before depreciation, amortization and (gain) loss on disposal/writedown of property, plant and equipment, net which are directly attributable to the segment. Internally, we use Adjusted OIBDA as the basis for evaluating the performance of, and allocating resources to, our operating segments.

A reconciliation of Adjusted OIBDA to income from continuing operations before provision for income taxes on a consolidated basis is as follows:

	Three Months Ended
	March 31,
	2010	2011
Adjusted OIBDA	$214,706	$215,682
Less: Depreciation and Amortization	75,614	81,079
(Gain) Loss on Disposal/Writedown of Property, Plant and Equipment, Net	(1,017)	723
Interest Expense, Net	52,916	48,987
Other Expense (Income), Net	8,760	(8,953)

Income from Continuing Operations before Provision for Income Taxes	$78,433	$93,846